CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Detroit Street Trust (the “Registrant”). The Registrant’s 1933 Act No. is 333-207814 and the Registrant’s 1940 Act No. is 811-23112.

2.

There are no changes to the Prospectuses from the forms of Prospectuses that were filed in Post-Effective Amendment No. 23 (“PEA No. 20”) on February 28, 2018, pursuant to Rule 485(b) of the 1933 Act for the following series: The Long-Term Care ETF, The Obesity ETF, The Organics ETF, Janus Henderson SG Global Quality Income ETF, Janus Henderson Short Duration Income ETF, Janus Henderson Small Cap Growth Alpha ETF, Janus Henderson Small/Mid Cap Growth Alpha ETF, Janus Velocity Tail Risk Hedged Large Cap ETF, and Janus Velocity Volatility Hedged Large Cap ETF.

3.

There are no changes to the Statement of Additional Information from the form of Statement of Additional Information that was filed in PEA No. 23 on February 28, 2018, pursuant to Rule 485(b) of the 1933 Act for Janus Velocity Tail Risk Hedged Large Cap ETF.

4.	The text of PEA No. 23 has been filed electronically.

DATED:  March 5, 2018

Janus Detroit Street Trust

on behalf of its series

By:	/s/ Byron D. Hittle
Byron D. Hittle
Assistant Secretary